General information	12 Months Ended
Dec. 31, 2017
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General information

1. General information

WPP plc is a company incorporated in Jersey. The address of the registered office is Queensway House, Hilgrove Street, St Helier, Jersey, JE1 1ES and the address of the principal executive office is 27 Farm Street, London, United Kingdom, W1J 5RJ. The nature of the Group’s operations and its principal activities are set out in note 2. These consolidated financial statements are presented in pounds sterling.